Quarterly Report
February 29, 2024
MFS®  Charter Income Trust
MCR-Q1

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 128.6%
Aerospace & Defense – 2.5%
Boeing Co., 5.805%, 5/01/2050		$138,000	$133,015
Bombardier, Inc., 7.125%, 6/15/2026 (n)		320,000	322,680
Bombardier, Inc., 7.5%, 2/01/2029 (n)		326,000	330,660
Bombardier, Inc., 8.75%, 11/15/2030 (n)		202,000	211,597
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		725,000	719,925
Moog, Inc., 4.25%, 12/15/2027 (n)		852,000	797,346
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		1,009,000	1,080,999
Thales S.A., 4.25%, 10/18/2031	EUR	100,000	112,775
TransDigm, Inc., 5.5%, 11/15/2027		$1,235,000	1,192,477
TransDigm, Inc., 6.75%, 8/15/2028 (n)		498,000	503,954
TransDigm, Inc., 4.625%, 1/15/2029		566,000	519,028
TransDigm, Inc., 6.375%, 3/01/2029 (n)		167,000	167,755
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,079,000	1,091,851
			$7,184,062
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)		$973,000	$921,484
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		628,525	614,665
			$1,536,149
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$57,000	$46,187
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)		457,000	366,171
			$412,358
Asset-Backed & Securitized – 4.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.016%, 11/15/2054 (i)		$3,753,111	$178,633
ACREC 2021-FL1 Ltd., “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		229,500	221,497
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		156,000	155,928
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.432% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		200,000	194,586
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.032% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		100,000	98,580
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.382% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		275,500	270,315
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.625% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		327,000	321,034
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.324% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	197,793
AREIT 2022-CRE6 Trust, “C”, FLR, 7.474% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		100,000	95,562
AREIT 2022-CRE6 Trust, “D”, FLR, 8.174% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	94,406
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		100,000	100,728
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		89,186	134,247
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.613%, 4/15/2053 (i)		1,964,051	117,918
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)		983,245	63,143
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)		2,255,102	178,117
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055		118,289	125,768
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.78%, 7/15/2053 (i)		3,305,134	205,464
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.266%, 2/15/2054 (i)		3,602,353	210,675
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.146%, 3/15/2054 (i)		1,990,574	102,428
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.884%, 6/15/2054 (i)		5,521,224	236,641
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)		6,920,420	413,868
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.272%, 8/15/2054 (i)		2,323,171	147,931
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.639%, 7/15/2055 (i)		8,926,377	396,393
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		46,000	46,716
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.482% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		100,000	98,008
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.732% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	97,617
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		82,425	79,902
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		53,926	50,450
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		52,470	48,712
BXMT 2021-FL4 Ltd., “B”, FLR, 6.985% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		549,000	506,503

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		$143,479	$138,270
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	420,803
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		89,945	83,644
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	82,280
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		107,985	107,999
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		50,499	50,422
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		157,134	156,022
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.772%, 4/15/2054 (i)		1,572,256	58,519
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)		996,636	48,273
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.039%, 6/15/2064 (i)		1,295,526	68,129
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		257,000	224,418
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056		206,086	215,363
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,586,320	46
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		56,278	56,180
Empire District Bondco LLC, 4.943%, 1/01/2033		165,000	164,123
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.572% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		114,000	110,808
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.985% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		297,500	288,044
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		63,956	63,831
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.432% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		100,000	96,766
MF1 2021-FL5 Ltd., “C”, FLR, 7.132% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		213,000	204,902
MF1 2021-FL5 Ltd., “D”, FLR, 7.932% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		755,000	724,450
MF1 2022-FL8 Ltd., “C”, FLR, 7.515% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	106,601
MF1 2024-FL14 LLC, “A”, FLR, 7.055% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		229,000	228,916
MF1 2024-FL14 LLC, “AS”, FLR, 7.657% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	99,965
MF1 2024-FL14 LLC, “B”, FLR, 8.057% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		349,917	349,420
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)		1,028,350	60,812
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)		3,070,709	164,292
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.574% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		103,000	103,073
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		244,000	245,350
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		57,000	57,187
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		124,532	124,264
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		291,729	290,740
Onslow Bay Financial LLC OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		98,422	98,266
PFP III 2021-7 Ltd., “C”, FLR, 7.085% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)		10,945	10,695
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	100,000	122,740
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.582% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$157,500	150,987
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.235% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		190,000	179,794
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.536% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		100,000	90,483
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.836% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		150,000	146,070
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.285% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		310,000	292,686
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		167,123	166,236
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.521%, 8/15/2054 (i)		1,952,828	138,111
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.175% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		29,898	29,918
			$11,809,461
Automotive – 1.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$621,000	$624,218
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		290,000	293,510
Dana, Inc., 5.375%, 11/15/2027		498,000	480,709
Dana, Inc., 4.25%, 9/01/2030		353,000	304,432
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		585,000	525,100
Ford Motor Credit Co. LLC, 4.445%, 2/14/2030	EUR	100,000	108,115
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$72,000	75,732
LKQ Corp., 6.25%, 6/15/2033		44,000	45,217
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	150,000	175,981
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$480,000	417,600
Volkswagen International Finance N.V., 7.5%, 9/06/2172	EUR	100,000	115,916
Wabash National Corp., 4.5%, 10/15/2028 (n)		$629,000	575,535
			$3,742,065

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.7%
AMC Networks, Inc., 4.75%, 8/01/2025		$230,000	$219,347
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		600,000	620,536
Discovery Communications LLC, 4.125%, 5/15/2029		53,000	49,096
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		791,000	706,205
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	265,584
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	184,891
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$45,000	39,698
			$2,085,357
Brokerage & Asset Managers – 1.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$625,000	$643,336
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		585,000	636,919
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		484,000	444,644
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		43,000	43,543
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		42,000	43,512
LPL Holdings, Inc., 4%, 3/15/2029 (n)		575,000	527,543
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		562,000	508,360
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	100,000	111,812
NFP Corp., 4.875%, 8/15/2028 (n)		$632,000	630,420
NFP Corp., 6.875%, 8/15/2028 (n)		488,000	495,622
			$4,085,711
Building – 2.7%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$378,000	$337,588
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		857,000	747,802
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		821,000	765,131
HeidelbergCement Finance Luxembourg S.A., 4.875%, 11/21/2033	EUR	55,000	62,692
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	96,300
Imerys S.A., 4.75%, 11/29/2029	EUR	100,000	109,805
Interface, Inc., 5.5%, 12/01/2028 (n)		$380,000	356,389
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		636,000	580,314
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		923,000	879,520
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		240,000	243,000
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		767,000	769,876
SRM Concrete, 8.875%, 11/15/2031 (n)		790,000	837,229
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		501,000	472,662
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		867,000	773,005
Vulcan Materials Co., 3.5%, 6/01/2030		96,000	87,437
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		694,000	676,688
			$7,795,438
Business Services – 1.1%
Corning, Inc., 4.125%, 5/15/2031	EUR	100,000	$110,588
Euronet Worldwide, Inc., 1.375%, 5/22/2026		100,000	100,468
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	79,478
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		454,000	435,428
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		533,000	513,703
Mastercard, Inc., 3.3%, 3/26/2027		45,000	43,168
Mastercard, Inc., 3.85%, 3/26/2050		77,000	63,608
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	689,422
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		942,000	943,818
Visa, Inc., 3.65%, 9/15/2047		118,000	94,145
			$3,073,826
Cable TV – 5.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,206,000	$911,254
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		400,000	378,066
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,167,000	1,843,434
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,169,000	969,709

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		$277,000	$207,101
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025		42,000	41,419
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		42,000	30,392
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		83,000	83,661
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	697,304
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		250,000	177,721
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		417,000	435,899
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		825,000	485,162
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	186,145
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		139,000	139,926
DISH DBS Corp., 7.75%, 7/01/2026		441,000	281,138
DISH DBS Corp., 5.25%, 12/01/2026 (n)		507,000	404,966
DISH DBS Corp., 5.125%, 6/01/2029		284,000	121,119
DISH Network Corp., 11.75%, 11/15/2027 (n)		255,000	265,857
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		893,000	843,885
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	176,467
SES S.A., 3.5%, 1/14/2029	EUR	200,000	209,736
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$350,000	315,321
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,131,000	1,069,536
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		389,000	321,538
Summer BidCo B.V., 10%, 2/15/2029 (n)	EUR	120,000	133,008
Videotron Ltd., 5.125%, 4/15/2027 (n)		$406,000	397,818
Videotron Ltd., 3.625%, 6/15/2029 (n)		407,000	365,616
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,200,000	1,035,979
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		891,000	821,939
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	170,000	156,870
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,715,000	1,467,396
			$14,975,382
Chemicals – 1.9%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$540,000	$521,346
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		310,000	275,494
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		620,000	561,922
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		700,000	607,487
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	457,888
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		831,000	755,594
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	337,000	395,280
SNF Group SACA, 3.375%, 3/15/2030 (n)		$1,105,000	953,135
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		801,000	828,771
			$5,356,917
Computer Software – 0.4%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$575,000	$589,341
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		646,000	594,320
Microsoft Corp., 2.525%, 6/01/2050		101,000	65,034
Oracle Corp., 4%, 7/15/2046		62,000	47,684
			$1,296,379
Computer Software - Systems – 1.0%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$934,000	$924,095
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		337,000	296,616
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		292,000	274,480
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,158,000	1,127,660
Virtusa Corp., 7.125%, 12/15/2028 (n)		361,000	320,162
			$2,943,013

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.4%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$500,000	$465,055
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,151,000	1,068,140
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		379,000	407,186
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,046,000	1,049,661
Gates Global LLC, 6.25%, 1/15/2026 (n)		497,000	495,307
Griffon Corp., 5.75%, 3/01/2028		526,000	508,905
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		611,000	545,526
nVent Finance S.à r.l., 5.65%, 5/15/2033		69,000	69,000
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		130,000	130,816
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		482,000	490,783
Siemens Financieringsmaatschappij N.V., 3.375%, 2/22/2037	EUR	100,000	106,326
TriMas Corp., 4.125%, 4/15/2029 (n)		$1,565,000	1,426,560
Veralto Corp., 4.15%, 9/19/2031	EUR	100,000	109,549
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$75,000	73,162
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034 (w)		39,000	39,162
			$6,985,138
Construction – 0.5%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$237,000	$228,494
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		516,000	463,052
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		684,000	634,814
			$1,326,360
Consumer Cyclical – 0.0%
Pluxee N.V., 3.75%, 9/04/2032 (w)	EUR	100,000	$107,044
Consumer Products – 1.3%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$501,000	$498,600
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	340,000	325,068
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$575,000	509,438
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		974,000	989,827
Kenvue, Inc., 5.05%, 3/22/2053		122,000	117,492
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		855,000	826,409
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		415,000	358,523
			$3,625,357
Consumer Services – 3.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$1,070,000	$1,066,278
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	331,192
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		649,000	549,853
Booking Holdings, Inc., 3.75%, 3/01/2036 (w)	EUR	100,000	106,757
Compass Group PLC, 3.25%, 2/06/2031		100,000	106,547
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$464,000	457,073
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,013,000	901,952
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		694,000	696,633
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		584,000	557,032
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		926,000	870,597
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		226,000	199,655
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		72,000	60,660
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		703,000	522,927
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		430,000	301,186
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		818,284	242,785
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,296,000	1,147,530
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	100,000	104,327
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$571,000	553,870
			$8,776,854

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 1.9%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$238,000	$101,745
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		765,000	662,987
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		371,000	301,312
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		840,000	609,043
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,069,000	927,432
Crown Americas LLC, 5.25%, 4/01/2030		342,000	329,414
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		673,000	645,917
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		490,000	479,392
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	352,000	384,674
Titan Holdings II B.V., 5.125%, 7/15/2029		531,000	502,057
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$601,000	585,853
			$5,529,826
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$78,000	$65,182
Electronics – 0.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$255,000	$250,041
Entegris, Inc., 4.375%, 4/15/2028 (n)		430,000	401,802
Entegris, Inc., 3.625%, 5/01/2029 (n)		480,000	424,800
Intel Corp., 5.7%, 2/10/2053		70,000	70,958
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		36,000	32,269
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		17,000	16,417
Sensata Technologies B.V., 5%, 10/01/2025 (n)		909,000	900,524
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		385,000	374,967
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		177,000	161,280
			$2,633,058
Emerging Market Quasi-Sovereign – 3.5%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$404,000	$344,394
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	568,486
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	386,405
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		522,000	501,120
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	595,920
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		299,000	252,083
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	674,470
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	667,492
Korea Development Bank, 4.25%, 9/08/2032		531,000	506,376
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	200,541
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2028 (a)(d)(n)		1,116,000	592,526
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	478,634
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	198,200
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	844,492
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	77,626
Petroleos Mexicanos, 10%, 2/07/2033		60,000	58,272
Petroleos Mexicanos, 6.75%, 9/21/2047		980,000	622,822
Petroleos Mexicanos, 7.69%, 1/23/2050		75,000	51,626
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		352,000	327,440
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		200,000	200,409
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,075,650
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	180,000	146,295
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$500,000	511,966
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		200,000	199,460
			$10,082,705
Emerging Market Sovereign – 13.1%
Republic of India, 7.18%, 8/14/2033	INR	33,600,000	$406,676
Arab Republic of Egypt, 8.5%, 1/31/2047		$965,000	747,682
Czech Republic, 2.5%, 8/25/2028	CZK	18,240,000	740,644

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Czech Republic, 2%, 10/13/2033	CZK	5,660,000	$206,782
Dominican Republic, 5.5%, 2/22/2029 (n)		$761,000	734,989
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	154,650
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	152,219
Dominican Republic, 5.875%, 1/30/2060 (n)		1,360,000	1,145,808
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	487,876
Federative Republic of Brazil, 10%, 1/01/2027	BRL	1,375,000	276,257
Federative Republic of Brazil, 10%, 1/01/2029		11,200,000	2,217,998
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	3,271,000	3,507,508
Hellenic Republic (Republic of Greece), 4.375%, 7/18/2038		380,000	438,467
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	436,955
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	364,813
Kingdom of Saudi Arabia, 5%, 1/18/2053		200,000	176,000
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	23,377,000	567,583
Oriental Republic of Uruguay, 9.75%, 7/20/2033		8,914,000	238,420
People's Republic of China, 3.13%, 11/21/2029	CNY	3,100,000	449,705
People's Republic of China, 2.88%, 2/25/2033		8,520,000	1,227,382
Republic of Angola, 9.375%, 5/08/2048		$670,000	546,693
Republic of Angola, 9.125%, 11/26/2049		200,000	160,160
Republic of Argentina, 3.625%, 7/09/2035		627,494	232,571
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	114,000	99,093
Republic of Benin, 6.875%, 1/19/2052		400,000	347,693
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		929,000	912,482
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		200,000	178,699
Republic of Ghana, 8.125%, 3/26/2032 (a)(d)(n)		$305,000	129,625
Republic of Guatemala, 6.125%, 6/01/2050 (n)		382,000	348,575
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	630,835
Republic of Kenya, 8%, 5/22/2032 (n)		478,000	430,200
Republic of Korea, 2.375%, 12/10/2027	KRW	325,000,000	235,604
Republic of Korea, 1.875%, 6/10/2029		3,174,250,000	2,205,915
Republic of Korea, 1.375%, 6/10/2030		2,721,670,000	1,806,472
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	200,300
Republic of Paraguay, 5.6%, 3/13/2048		200,000	177,000
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	986,125
Republic of Philippines, 3.556%, 9/29/2032		334,000	297,761
Republic of Romania, 5.875%, 1/30/2029 (n)		34,000	33,707
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	247,000	215,824
Republic of Romania, 2%, 1/28/2032		350,000	295,555
Republic of Romania, 2%, 4/14/2033		250,000	202,384
Republic of Serbia, 2.05%, 9/23/2036 (n)		452,000	335,839
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)(n)		$446,000	236,769
Sultanate of Oman, 7%, 1/25/2051		800,000	827,024
United Mexican States, 7.5%, 6/03/2027	MXN	145,100,000	8,064,493
United Mexican States, 7.75%, 5/29/2031		29,100,000	1,582,106
United Mexican States, 4.75%, 4/27/2032		$727,000	683,652
United Mexican States, 4.875%, 5/19/2033		441,000	414,580
United Mexican States, 3.771%, 5/24/2061		774,000	494,424
			$37,990,574
Energy - Independent – 3.4%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$340,000	$355,136
Callon Petroleum Co., 7.5%, 6/15/2030 (n)		175,000	184,361
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		505,000	528,444
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		173,000	185,124
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		349,000	371,151
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,075,000	991,622
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		653,000	642,389
Energean Israel Finance Ltd., 5.875%, 3/30/2031		500,000	426,250
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		479,000	468,151

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Matador Resources Co., 6.875%, 4/15/2028 (n)		$657,000	$667,146
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	477,834
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		515,000	512,010
Occidental Petroleum Corp., 6.45%, 9/15/2036		103,000	108,445
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		110,000	111,315
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		908,000	887,259
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		354,000	363,479
Pioneer Natural Resources Co., 2.15%, 1/15/2031		108,000	90,353
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		82,000	85,389
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		684,000	699,117
SM Energy Co., 6.5%, 7/15/2028		458,000	458,572
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	924,323
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	263,546
			$9,801,416
Energy - Integrated – 0.5%
Artera Services LLC, 8.5%, 2/15/2031 (n)		$459,000	$468,893
BP Capital Markets America, Inc., 4.812%, 2/13/2033		54,000	52,682
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	100,000	112,667
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$585,000	614,349
Eni S.p.A., 3.875%, 1/15/2034	EUR	100,000	106,925
Exxon Mobil Corp., 1.408%, 6/26/2039		100,000	76,796
			$1,432,312
Entertainment – 2.2%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$642,000	$650,353
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		1,027,000	1,014,136
Carnival Corp. PLC, 4%, 8/01/2028 (n)		366,000	337,584
Carnival Corp. PLC, 6%, 5/01/2029 (n)		367,000	358,637
Merlin Entertainments, 7.375%, 2/15/2031 (n)		484,000	484,250
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	100,000	112,285
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		$590,000	576,283
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)		343,000	351,627
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		566,000	555,129
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		646,000	635,709
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		460,000	428,952
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		228,000	222,870
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		401,000	386,965
VOC Escrow Ltd., 5%, 2/15/2028 (n)		358,000	343,834
			$6,458,614
Financial Institutions – 3.6%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$574,138	$488,148
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		69,000	66,578
Citycon Treasurey B.V., 6.5%, 3/08/2029 (w)	EUR	100,000	108,759
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		$690,000	729,916
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		550,000	547,734
Exor N.V., 3.75%, 2/14/2033	EUR	100,000	106,476
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$516,000	512,194
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		143,000	145,174
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		332,000	317,877
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		386,000	404,722
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,534,693	1,457,958
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/09/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	59,444
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028		100,000	85,044
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$832,000	738,558
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		509,000	514,109
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		758,000	793,990

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		$126,000	$131,008
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		1,023,000	1,005,783
OneMain Finance Corp., 6.875%, 3/15/2025		601,000	607,010
OneMain Finance Corp., 7.125%, 3/15/2026		763,000	775,393
OneMain Finance Corp., 5.375%, 11/15/2029		395,000	366,535
PRA Group, Inc., 8.375%, 2/01/2028 (n)		228,000	222,870
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025	EUR	100,000	100,498
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		100,000	83,321
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171 (a)		280,000	55,967
Vonovia SE, 5.5%, 1/18/2036	GBP	100,000	122,308
			$10,547,374
Food & Beverages – 2.8%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	100,000	$93,694
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$144,000	131,683
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	43,057
B&G Foods, Inc., 5.25%, 9/15/2027		519,000	482,549
B&G Foods, Inc., 8%, 9/15/2028 (n)		216,000	224,869
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	126,888
Central America Bottling Co., 5.25%, 4/27/2029 (n)		755,000	707,975
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		57,000	57,296
Constellation Brands, Inc., 3.15%, 8/01/2029		32,000	29,035
Constellation Brands, Inc., 2.25%, 8/01/2031		53,000	43,246
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		460,000	474,334
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		781,000	656,692
Kraft Heinz Foods Co., 3.5%, 3/15/2029 (w)	EUR	100,000	107,976
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$89,000	73,735
Performance Food Group Co., 5.5%, 10/15/2027 (n)		712,000	697,285
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		544,000	534,018
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		935,000	850,733
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,031,000	935,375
TreeHouse Foods, Inc., 4%, 9/01/2028		633,000	558,622
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		826,000	775,424
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		489,000	407,205
			$8,011,691
Gaming & Lodging – 2.5%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$310,000	$283,029
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		601,000	615,700
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)		172,000	173,287
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		702,000	720,804
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		591,000	583,007
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		859,000	825,375
Las Vegas Sands Corp., 3.9%, 8/08/2029		69,000	62,404
Marriott International, Inc., 2.85%, 4/15/2031		90,000	76,839
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		860,000	722,400
VICI Properties LP, REIT, 4.95%, 2/15/2030		47,000	44,745
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		752,000	699,174
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		705,000	669,569
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		883,000	829,632
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		752,000	709,365
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		286,000	295,347
			$7,310,677
Industrial – 1.0%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	$197,780
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		635,000	634,946
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,016,000	942,340

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Arcadis N.V., 4.875%, 2/28/2028	EUR	100,000	$111,491
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	21,742
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		903,000	847,935
			$2,756,234
Insurance – 0.3%
Allianz SE, 4.851% to 7/26/2034, FLR (EURIBOR - 3mo. + 3.35%) to 7/26/2054	EUR	100,000	$109,372
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$200,000	158,397
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	100,000	121,248
Corebridge Financial, Inc., 4.35%, 4/05/2042		$101,000	83,353
Equitable Holdings, Inc., 5.594%, 1/11/2033		16,000	16,127
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	200,000	173,062
Sogecap S.A., 6.5% to 5/16/2034, FLR (EURIBOR - 3mo. + 4.4%) to 5/16/2044		100,000	116,800
			$778,359
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.25%, 5/15/2051		$74,000	$51,895
Insurance - Property & Casualty – 2.2%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$344,000	$339,884
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		74,000	65,636
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		343,000	308,805
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		591,000	574,171
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		850,000	778,081
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		450,000	448,240
American International Group, Inc., 5.125%, 3/27/2033		74,000	72,992
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		691,000	637,311
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		82,000	62,071
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		461,000	455,284
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		45,000	48,082
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		60,000	67,637
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		459,000	422,199
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	175,000	125,581
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		$484,000	484,817
Hub International Ltd., 5.625%, 12/01/2029 (n)		575,000	533,681
Hub International Ltd., 7.25%, 6/15/2030 (n)		478,000	487,612
Hub International Ltd., 7.375%, 1/31/2032 (n)		484,000	485,533
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	106,262
			$6,503,879
International Market Quasi-Sovereign – 0.3%
Belfius Bank S.A. (Kingdom of Belgium), 3.75%, 1/22/2029	EUR	100,000	$106,656
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029		100,000	110,635
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038		20,000	21,208
La Banque Postale (Republic of France), 3.5%, 6/13/2030		100,000	107,105
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		110,000	101,159
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	205,888
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	100,000	94,787
			$747,438
International Market Sovereign – 8.0%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	13,861,000	$7,894,816
Commonwealth of Australia, 2.75%, 5/21/2041		911,000	472,868
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	166,700
Government of Bermuda, 5%, 7/15/2032 (n)		560,000	536,928
Government of Canada, 1.25%, 6/01/2030	CAD	545,000	351,071
Government of Japan, 0.3%, 12/20/2039	JPY	196,350,000	1,140,813
Government of Japan, 1.7%, 6/20/2044		91,100,000	632,517
Government of Japan, 0.3%, 6/20/2046		69,950,000	357,990

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 0.4%, 3/20/2050	JPY	171,900,000	$845,477
Government of Japan, 0.7%, 12/20/2051		322,500,000	1,682,197
Government of New Zealand, 3.5%, 4/14/2033	NZD	372,000	206,369
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	378,000	412,053
Kingdom of Belgium, 0.4%, 6/22/2040		347,000	241,478
Kingdom of Spain, 3.25%, 4/30/2034		864,000	930,449
Kingdom of Spain, 3.9%, 7/30/2039 (n)		935,000	1,041,592
Kingdom of Spain, 1%, 10/31/2050		650,000	378,763
Kingdom of Spain, 4%, 10/31/2054		462,000	506,375
Republic of Finland, 2.95%, 4/15/2055 (n)		270,000	285,138
Republic of Iceland, 2.5%, 4/15/2024	ISK	28,000,000	200,468
Republic of Italy, 4.1%, 2/01/2029	EUR	2,079,000	2,323,586
Republic of Italy, 1.45%, 3/01/2036		466,000	384,091
Republic of Italy, 4.15%, 10/01/2039 (n)		276,000	296,779
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	1,522,000	1,520,752
United Kingdom Treasury, 1.75%, 9/07/2037		246,000	229,781
United Kingdom Treasury, 1.25%, 10/22/2041		214,000	165,294
			$23,204,345
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	115,000	$66,656
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 5.5%, 1/12/2029		$71,000	$71,968
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,054,000	1,108,018
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	110,000	113,801
Terex Corp., 5%, 5/15/2029 (n)		$693,000	647,125
			$1,940,912
Major Banks – 1.2%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$100,000	$99,458
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		92,000	77,043
BNP Paribas S.A., FLR, 5.97% (LIBOR - 6mo. + 0.075%) 3/23/2172		200,000	199,700
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		62,000	63,885
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		221,000	181,692
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	100,000	108,298
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$200,000	181,627
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		44,000	39,980
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		66,000	65,649
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		108,000	86,856
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		56,000	39,755
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031	EUR	100,000	111,727
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027		100,000	95,684
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$154,000	139,905
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		43,000	42,745
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	100,000	107,416
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$46,000	45,943
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		55,000	55,159
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		985,000	1,025,148
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	200,000	215,443
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)		$200,000	213,520
UniCredit S.p.A., 4.3%, 1/23/2031	EUR	150,000	161,326
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$45,000	42,665
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		69,000	59,224
			$3,459,848

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 4.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$965,000	$863,675
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,103,000	1,041,103
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		486,000	507,870
Becton, Dickinson and Co., 4.298%, 8/22/2032		45,000	42,175
CAB SELAS, 3.375%, 2/01/2028	EUR	100,000	98,083
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$1,063,000	958,963
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		413,000	394,973
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		815,000	509,848
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		843,000	672,569
CVS Health Corp., 5.625%, 2/21/2053		54,000	51,879
Encompass Health Corp., 5.75%, 9/15/2025		244,000	243,135
Encompass Health Corp., 4.75%, 2/01/2030		680,000	630,822
Encompass Health Corp., 4.625%, 4/01/2031		120,000	108,619
HCA, Inc., 5.125%, 6/15/2039		103,000	95,716
IQVIA Holdings, Inc., 6.25%, 2/01/2029		63,000	64,819
IQVIA, Inc., 5%, 5/15/2027 (n)		1,010,000	983,274
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	608,316
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		569,000	527,813
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	108,769
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	146,698
Star Parent, Inc., 9%, 10/01/2030 (n)		623,000	657,495
Tenet Healthcare Corp., 6.125%, 10/01/2028		484,000	478,555
Tenet Healthcare Corp., 4.375%, 1/15/2030		416,000	381,012
Tenet Healthcare Corp., 6.125%, 6/15/2030		701,000	694,242
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)		295,000	297,581
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	100,000	74,723
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		$441,000	399,136
			$11,641,863
Medical Equipment – 0.6%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	100,000	$107,400
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$620,000	657,264
Medline Borrower LP, 5.25%, 10/01/2029 (n)		863,000	798,263
Teleflex, Inc., 4.625%, 11/15/2027		281,000	268,320
			$1,831,247
Metals & Mining – 2.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$742,000	$664,200
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,627,000	1,458,036
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		86,000	73,281
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		838,000	550,829
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)		273,000	216,762
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,009,000	930,334
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		418,000	357,162
Novelis Corp., 3.25%, 11/15/2026 (n)		486,000	450,692
Novelis Corp., 4.75%, 1/30/2030 (n)		797,000	727,827
Novelis Corp., 3.875%, 8/15/2031 (n)		248,000	209,872
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		373,170	298,536
Taseko Mines Ltd., 7%, 2/15/2026 (n)		528,000	519,904
			$6,457,435
Midstream – 3.6%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)		$88,000	$89,637
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		45,000	46,206
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		904,000	826,026
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		859,000	773,346
Enbridge, Inc., 5.7%, 3/08/2033		42,000	42,474
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		74,000	78,908
Energy Transfer LP, 5.95%, 5/15/2054		60,000	58,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EQM Midstream Partners LP, 5.5%, 7/15/2028	$1,269,000	$1,244,588
EQT Midstream Partners LP, 6.375%, 4/01/2029 (n)	172,000	172,494
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	793,000	772,710
NuStar Logistics, LP, 6.375%, 10/01/2030	583,000	584,650
Peru LNG, 5.375%, 3/22/2030	518,000	444,217
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	944,000	896,800
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	338,000	337,243
Targa Resources Corp., 4.2%, 2/01/2033	28,000	25,203
Targa Resources Corp., 4.95%, 4/15/2052	79,000	67,588
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	644,000	577,996
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	423,000	422,331
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	625,000	548,537
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	833,000	846,250
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	643,000	685,575
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	854,000	863,788
		$10,405,125
Mortgage-Backed – 3.1%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$12,253	$12,581
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	49,305	50,002
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	26,034	26,819
Fannie Mae, 3.5%, 12/01/2047	37,574	34,514
Fannie Mae, 4%, 10/01/2052	473,186	436,661
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052	539,006	432,755
Fannie Mae, UMBS, 6.5%, 2/01/2043	45,871	46,678
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050	119,152	108,170
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052	806,887	665,479
Fannie Mae, UMBS, 3%, 12/01/2051 - 6/01/2052	51,920	44,606
Fannie Mae, UMBS, 5%, 8/01/2052	172,261	167,253
Fannie Mae, UMBS, 5.5%, 11/01/2052	113,645	112,775
Fannie Mae, UMBS, 6%, 11/01/2053	97,806	98,240
Freddie Mac, 0.133%, 2/25/2025 (i)	38,000,000	56,764
Freddie Mac, 1.366%, 3/25/2027 (i)	448,000	16,757
Freddie Mac, 0.127%, 2/25/2028 (i)	36,576,000	208,845
Freddie Mac, 0.294%, 2/25/2028 (i)	15,572,000	180,808
Freddie Mac, 0.107%, 4/25/2028 (i)	15,983,000	90,910
Freddie Mac, 5%, 11/25/2028	266,572	268,960
Freddie Mac, 5.976%, 3/25/2029	175,977	176,011
Freddie Mac, 1.09%, 7/25/2029 (i)	1,876,972	89,300
Freddie Mac, 5.966%, 7/25/2029 - 9/25/2029	501,354	501,463
Freddie Mac, 1.799%, 4/25/2030 (i)	845,640	78,445
Freddie Mac, 1.868%, 4/25/2030 (i)	731,897	69,516
Freddie Mac, 1.666%, 5/25/2030 (i)	896,340	77,233
Freddie Mac, 1.798%, 5/25/2030 (i)	2,034,877	189,387
Freddie Mac, 1.341%, 6/25/2030 (i)	821,458	57,881
Freddie Mac, 1.599%, 8/25/2030 (i)	719,995	61,620
Freddie Mac, 1.169%, 9/25/2030 (i)	455,646	28,919
Freddie Mac, 1.08%, 11/25/2030 (i)	901,677	54,391
Freddie Mac, 4.94%, 11/25/2030	227,690	229,573
Freddie Mac, 0.327%, 1/25/2031 (i)	3,180,160	54,350
Freddie Mac, 0.515%, 3/25/2031 (i)	3,730,179	104,968
Freddie Mac, 0.938%, 7/25/2031 (i)	670,491	39,045
Freddie Mac, 0.536%, 9/25/2031 (i)	2,699,427	88,080
Freddie Mac, 0.567%, 12/25/2031 (i)	659,754	23,139
Freddie Mac, 6%, 8/01/2034	18,962	19,534
Freddie Mac, 3%, 4/01/2052	499,148	427,345
Freddie Mac, 4.5%, 11/01/2053	123,968	117,366
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 7/01/2038	157,754	154,316
Freddie Mac, UMBS, 2.5%, 4/01/2051 - 7/01/2051	546,766	450,087

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051		$69,740	$54,997
Freddie Mac, UMBS, 3%, 4/01/2052		22,539	19,337
Freddie Mac, UMBS, 5%, 11/01/2052		216,066	209,734
Freddie Mac, UMBS, 6%, 8/01/2053		70,043	70,737
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		433,725	367,214
Ginnie Mae, 2%, 3/20/2052		30,557	24,876
Ginnie Mae, 3%, 6/20/2052 - 11/20/2052		68,320	59,903
Ginnie Mae, 3.5%, 7/20/2052		78,176	70,713
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		104,605	97,361
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053		94,797	94,253
Ginnie Mae, 5%, 3/20/2053 - 4/20/2053		193,229	188,825
Ginnie Mae, 6%, 2/20/2054		25,000	25,138
Ginnie Mae, TBA, 6%, 3/15/2054		25,000	25,122
Ginnie Mae, TBA, 6.5%, 3/15/2054		75,000	76,017
Ginnie Mae, TBA, 3%, 3/20/2054		50,000	43,831
Ginnie Mae, TBA, 2%, 4/15/2054		75,000	61,099
UMBS, TBA, 2%, 3/13/2054 - 4/25/2054		1,275,000	1,002,432
UMBS, TBA, 3%, 3/13/2054		250,000	213,804
UMBS, TBA, 5.5%, 3/13/2054		100,000	98,917
			$8,955,856
Municipals – 0.4%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$115,000	$112,340
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		145,000	125,396
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		185,000	169,455
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		155,000	153,681
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		70,000	56,719
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		190,000	185,015
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		246,000	221,316
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	205,573
			$1,229,495
Natural Gas - Distribution – 0.1%
ENGIE S.A., 3.875%, 3/06/2036 (w)	EUR	100,000	$107,165
ENGIE S.A., 4.25%, 1/11/2043		100,000	108,317
			$215,482
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	110,000	$101,699
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	89,115
Prairie Acquiror LP, 9%, 8/01/2029 (n)		$172,000	173,309
			$364,123
Network & Telecom – 0.4%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$200,000	$197,722
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,012,000	1,001,330
			$1,199,052
Oil Services – 0.5%
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 1/23/2084	EUR	100,000	$109,161
MV24 Capital B.V., 6.748%, 6/01/2034		$455,593	427,498
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		346,000	340,810
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		172,000	158,240
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		275,000	281,875
			$1,317,584

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 1.0%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$200,000	$198,000
Parkland Corp., 4.625%, 5/01/2030 (n)		1,528,000	1,395,767
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		656,000	637,960
Puma International Financing S.A., 5%, 1/24/2026		289,000	273,539
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	326,161
			$2,831,427
Other Banks & Diversified Financials – 0.9%
ABANCA Corp. Bancaria S.A., 5.875% to 4/02/2029, FLR (EUR Swap Rate - 1yr. + 2.6%) to 4/02/2030	EUR	100,000	$115,150
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	207,526
Banque Federative du Credit Mutuel S.A., 5%, 10/22/2029 (w)	GBP	100,000	125,366
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	100,000	105,837
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		100,000	107,464
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$200,000	207,322
BPCE S.A., 4.5%, 3/15/2025 (n)		250,000	245,460
BPCE S.A., 1%, 3/08/2033 (w)	EUR	100,000	107,438
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/11/2035		100,000	108,345
BPCE S.A., 4.875%, 2/26/2036		100,000	108,554
CaixaBank S.A., 4.125%, 2/09/2032		100,000	107,929
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		100,000	106,879
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		100,000	88,452
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032		100,000	102,914
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 2/15/2031 (n)		$386,000	386,579
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		200,000	209,371
KBC Group N.V., 4.75%, 4/17/2035	EUR	100,000	107,550
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$88,000	83,928
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		59,000	61,047
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		39,000	38,611
			$2,731,722
Personal Computers & Peripherals – 0.4%
NCR Voyix Corp., 5%, 10/01/2028 (n)		$726,000	$674,729
NCR Voyix Corp., 5.125%, 4/15/2029 (n)		484,000	448,753
			$1,123,482
Pharmaceuticals – 0.8%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$416,000	$406,665
AbbVie, Inc., 5.35%, 3/15/2044		41,000	41,377
AbbVie, Inc., 5.4%, 3/15/2054		51,000	51,771
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		443,000	297,917
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		90,000	52,928
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		34,000	34,409
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		42,000	42,498
Grifols S.A., 3.2%, 5/01/2025	EUR	270,000	280,364
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$454,000	415,347
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		625,000	535,700
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		132,000	135,970
			$2,294,946
Pollution Control – 0.8%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$50,000	$49,116
GFL Environmental, Inc., 4%, 8/01/2028 (n)		730,000	669,317
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		255,000	238,766
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		345,000	314,319
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		127,000	129,903
Stericycle, Inc., 3.875%, 1/15/2029 (n)		895,000	805,427
Waste Management, Inc., 4.625%, 2/15/2033		88,000	84,999
			$2,291,847

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.6%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$418,000	$384,882
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		414,000	387,740
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		923,000	823,796
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		78,000	77,979
			$1,674,397
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$468,000	$465,969
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 3.65%, 2/01/2026		$71,000	$68,274
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		149,000	139,342
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	43,069
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		39,000	31,479
			$282,164
Real Estate - Other – 0.6%
EPR Properties, REIT, 3.6%, 11/15/2031		$104,000	$84,902
Lexington Realty Trust Co., 2.7%, 9/15/2030		70,000	57,715
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		965,000	988,331
XHR LP, REIT, 4.875%, 6/01/2029 (n)		547,000	505,157
			$1,636,105
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	$89,122
STORE Capital Corp., REIT, 2.7%, 12/01/2031		18,000	14,014
WEA Finance LLC, 2.875%, 1/15/2027 (n)		100,000	90,848
			$193,984
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$692,000	$611,208
Retailers – 1.3%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	100,000	$107,223
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$531,000	483,711
AutoZone, Inc., 4.75%, 8/01/2032		66,000	63,379
Home Depot, Inc., 3.625%, 4/15/2052		122,000	92,157
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		583,000	520,328
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		503,000	484,424
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	345,000	311,038
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$487,000	477,668
Penske Automotive Group Co., 3.75%, 6/15/2029		809,000	716,562
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		590,000	497,678
			$3,754,168
Specialty Chemicals – 0.1%
Covestro AG, 1.375%, 6/12/2030	EUR	80,000	$76,237
CTEC II GmbH, 5.25%, 2/15/2030 (n)		100,000	96,411
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$53,000	46,579
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		62,000	46,253
			$265,480
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$68,000	$56,984
Dufry One B.V., 3.375%, 4/15/2028	EUR	100,000	103,353
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$410,000	318,323
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		521,000	336,412

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – continued
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		$870,000	$859,705
			$1,674,777
Supermarkets – 0.6%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$575,000	$576,688
Ocado Group PLC, 3.875%, 10/08/2026	GBP	500,000	548,903
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	516,000	544,085
			$1,669,676
Supranational – 0.8%
European Financial Stability Facility, 3%, 9/04/2034	EUR	437,000	$473,079
European Investment Bank, 3%, 2/15/2039		450,000	478,353
European Union, 3.25%, 7/04/2034		400,000	442,047
European Union, 2.625%, 2/04/2048		510,000	491,303
European Union, 3%, 3/04/2053		519,000	524,024
			$2,408,806
Telecommunications - Wireless – 1.0%
Altice France S.A., 5.5%, 1/15/2028 (n)		$300,000	$244,778
Altice France S.A., 6%, 2/15/2028 (n)		334,000	168,585
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	151,029
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	605,800
Rogers Communications, Inc., 3.8%, 3/15/2032		98,000	87,094
SBA Communications Corp., 3.875%, 2/15/2027		618,000	583,137
SBA Communications Corp., 3.125%, 2/01/2029		961,000	850,480
T-Mobile USA, Inc., 3.875%, 4/15/2030		106,000	98,391
T-Mobile USA, Inc., 5.75%, 1/15/2034		26,000	26,762
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	100,000	86,106
Vodafone Group PLC, 5.625%, 2/10/2053		$62,000	59,997
			$2,962,159
Telephone Services – 0.0%
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	$96,477
Transportation - Services – 0.3%
Aeroporti di Roma S.p.A., 4.875%, 7/10/2033	EUR	100,000	$112,623
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033		100,000	112,881
Autostrade per L'Italia S.p.A., 4.625%, 2/28/2036		100,000	107,640
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$60,000	60,536
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		72,000	73,847
Heathrow Funding Ltd., 6%, 3/05/2032 (w)	GBP	100,000	126,009
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	100,000	111,549
Triton International Ltd., 3.15%, 6/15/2031 (n)		$104,000	81,866
United Parcel Service, 5.05%, 3/03/2053		107,000	103,875
			$890,826
U.S. Treasury Obligations – 20.9%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$17,919,000	$10,948,789
U.S. Treasury Bonds, 3.875%, 5/15/2043		4,857,000	4,441,499
U.S. Treasury Bonds, 2.375%, 11/15/2049		19,586,000	13,329,956
U.S. Treasury Bonds, 4.75%, 11/15/2053		951,000	1,011,775
U.S. Treasury Notes, 4%, 6/30/2028		3,400,000	3,358,961
U.S. Treasury Notes, 3.75%, 12/31/2028		389,000	380,156
U.S. Treasury Notes, 4.125%, 8/31/2030		7,000,000	6,936,836
U.S. Treasury Notes, 4.875%, 10/31/2030		5,490,000	5,675,287
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		16,124,000	14,395,079
			$60,478,338

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 4.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,075,415
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	70,622
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		20,000	19,202
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,515
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	134,986
Calpine Corp., 4.5%, 2/15/2028 (n)		$918,000	864,707
Calpine Corp., 5.125%, 3/15/2028 (n)		615,000	584,645
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		504,000	471,161
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,620,000	1,366,090
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		142,000	118,777
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	180,000	185,579
Duke Energy Florida LLC, 6.2%, 11/15/2053		$56,000	60,645
E.CL S.A., 4.5%, 1/29/2025		300,000	295,575
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	64,287
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$200,000	159,823
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	100,000	106,565
EPH Financing International A.S., 6.651%, 11/13/2028		107,000	118,023
Eversource Energy, 5.5%, 1/01/2034		$55,000	54,437
Florida Power & Light Co., 2.875%, 12/04/2051		75,000	48,753
Georgia Power Co., 4.95%, 5/17/2033		103,000	100,845
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	23,146
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		258,241	246,476
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		545,996	521,120
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	100,000	78,865
National Grid PLC, 4.275%, 1/16/2035	EUR	100,000	108,936
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$31,000	31,112
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		45,000	45,240
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		161,000	158,899
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	98,430
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		644,000	600,814
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		679,000	690,197
Pacific Gas & Electric Co., 6.1%, 1/15/2029		58,000	59,373
Pacific Gas & Electric Co., 6.4%, 6/15/2033		28,000	29,112
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		97,000	94,244
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		732,963	735,895
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		577,000	568,432
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		913,000	862,710
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		438,000	395,991
WEC Energy Group, Inc., 1.8%, 10/15/2030		67,000	54,212
Xcel Energy, Inc., 4.6%, 6/01/2032		43,000	40,095
Xcel Energy, Inc., 5.5%, 3/15/2034		87,000	85,512
			$11,443,463
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	222,000	$205,703
Utilities - Other – 0.0%
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	100,000	$106,902
Total Bonds			$372,201,154
Common Stocks – 0.1%
Cable TV – 0.0%
Intelsat Emergence S.A. (a)		7,072	$182,104
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$311,295
Total Common Stocks			$493,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)	$264,000	$263,736
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	6,125	$1,160

Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.37% (v)	7,184,352	$7,184,352
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3%	Call	Merrill Lynch International	$ 18,782,510	EUR 15,960,000	$74,279
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3.5%	Call	Merrill Lynch International	9,250,033	7,860,000	143,534
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3.5%	Call	Barclays Bank PLC	4,519,100	3,840,000	70,124
Total Purchased Options					$287,937
Other Assets, Less Liabilities – (31.4)%	(90,991,213)
Net Assets – 100.0%	$289,440,525
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,184,352 and $373,247,386, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $193,313,952, representing 66.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 2/29/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,381,558	USD	1,491,323	HSBC Bank	4/19/2024	$4,663
EUR	609,505	USD	658,693	State Street Bank Corp.	4/19/2024	1,296
EUR	881,049	USD	951,803	UBS AG	4/19/2024	2,221
GBP	101,764	USD	128,463	Deutsche Bank AG	4/19/2024	28
IDR	440,309,060	USD	27,926	Barclays Bank PLC	5/06/2024	45
JPY	5,012,239	USD	33,574	JPMorgan Chase Bank N.A.	4/19/2024	100
KRW	1,614,162,341	USD	1,214,478	Barclays Bank PLC	4/26/2024	1,030
KRW	185,620,000	USD	139,469	Merrill Lynch International	4/26/2024	307
MXN	8,812,998	USD	502,534	Deutsche Bank AG	4/19/2024	10,772
USD	10,635,473	AUD	15,805,306	HSBC Bank	4/19/2024	347,377
USD	688,653	AUD	1,047,865	JPMorgan Chase Bank N.A.	4/19/2024	6,571
USD	301,200	AUD	449,654	State Street Bank Corp.	4/19/2024	8,509
USD	319,475	AUD	490,643	UBS AG	4/19/2024	102
USD	477,395	BRL	2,372,727	Barclays Bank PLC	5/03/2024	2,860
USD	284,064	BRL	1,421,000	Goldman Sachs International	5/21/2024	345
USD	2,248,389	CAD	3,029,864	State Street Bank Corp.	4/19/2024	14,246
USD	50,772	CNH	364,000	Barclays Bank PLC	4/19/2024	120
USD	848,283	CNH	6,089,656	JPMorgan Chase Bank N.A.	4/19/2024	877
USD	1,641,966	CNH	11,700,611	UBS AG	4/19/2024	13,768

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,416,163	CZK	31,924,040	BNP Paribas S.A.	4/19/2024	$55,088
USD	208,907	CZK	4,811,462	Brown Brothers Harriman	4/19/2024	3,771
USD	210,513	CZK	4,808,903	Deutsche Bank AG	4/19/2024	5,486
USD	1,731,183	CZK	39,018,271	Merrill Lynch International	4/19/2024	67,647
USD	337,875	CZK	7,772,530	UBS AG	4/19/2024	6,494
USD	710,667	EUR	653,802	Brown Brothers Harriman	4/19/2024	2,713
USD	107,779	EUR	98,792	Citibank N.A.	4/19/2024	804
USD	589,871	EUR	544,161	Deutsche Bank AG	4/19/2024	639
USD	565,948	EUR	518,127	HSBC Bank	4/19/2024	4,905
USD	34,187,944	EUR	31,291,100	JPMorgan Chase Bank N.A.	4/19/2024	305,117
USD	217,437	EUR	199,303	NatWest Markets PLC	4/19/2024	1,627
USD	2,950,826	EUR	2,710,402	State Street Bank Corp.	4/19/2024	15,932
USD	3,328,641	EUR	3,064,614	UBS AG	4/19/2024	10,194
USD	233,095	GBP	183,721	Barclays Bank PLC	4/19/2024	1,121
USD	7,139,236	GBP	5,643,058	BNP Paribas S.A.	4/19/2024	14,069
USD	76,166	GBP	60,256	Citibank N.A.	4/19/2024	85
USD	820,826	GBP	644,329	State Street Bank Corp.	4/19/2024	7,268
USD	126,371	GBP	99,675	UBS AG	4/19/2024	517
USD	1,328,491	JPY	193,729,764	Barclays Bank PLC	4/19/2024	26,969
USD	766,993	JPY	112,399,962	Brown Brothers Harriman	4/19/2024	11,864
USD	1,430,243	JPY	209,296,424	State Street Bank Corp.	4/19/2024	24,139
USD	1,774,177	JPY	257,523,622	UBS AG	4/19/2024	44,073
USD	1,289,530	KRW	1,710,708,145	Barclays Bank PLC	4/04/2024	2,818
USD	10,334,515	NZD	16,777,791	HSBC Bank	4/19/2024	119,110
USD	210,246	NZD	344,257	JPMorgan Chase Bank N.A.	4/19/2024	640
USD	1,733,114	NZD	2,838,255	State Street Bank Corp.	4/19/2024	5,001
USD	42,127	SEK	430,832	HSBC Bank	4/19/2024	488
USD	6,838	SGD	9,139	State Street Bank Corp.	4/19/2024	33
USD	1,332,622	THB	47,325,830	Barclays Bank PLC	4/03/2024	13,449
USD	869,138	THB	30,154,737	JPMorgan Chase Bank N.A.	4/03/2024	28,596
USD	953	TWD	29,550	Goldman Sachs International	4/25/2024	13
						$1,195,907
Liability Derivatives
AUD	453,861	USD	305,466	UBS AG	4/19/2024	$(10,036)
BRL	18,972	USD	3,819	Goldman Sachs International	5/03/2024	(25)
CAD	120,108	USD	88,968	State Street Bank Corp.	4/19/2024	(403)
CAD	1,840,342	USD	1,366,979	UBS AG	4/19/2024	(9,960)
CNH	172,236	USD	24,167	State Street Bank Corp.	4/19/2024	(200)
EUR	1,357,657	USD	1,478,274	Barclays Bank PLC	4/19/2024	(8,168)
EUR	562,493	USD	616,790	HSBC Bank	4/19/2024	(7,707)
EUR	797,647	USD	873,736	JPMorgan Chase Bank N.A.	4/19/2024	(10,023)
EUR	240,942	USD	262,835	Merrill Lynch International	4/19/2024	(1,936)
EUR	5,668,686	USD	6,187,531	State Street Bank Corp.	4/19/2024	(49,328)
EUR	480,961	USD	521,001	UBS AG	4/19/2024	(204)
GBP	40,137	USD	51,239	Brown Brothers Harriman	4/19/2024	(561)
GBP	1,031,011	USD	1,306,845	HSBC Bank	4/19/2024	(5,046)
GBP	1,177,324	USD	1,497,883	JPMorgan Chase Bank N.A.	4/19/2024	(11,344)
GBP	1,073,379	USD	1,359,731	State Street Bank Corp.	4/19/2024	(4,436)
GBP	265,923	USD	337,729	UBS AG	4/19/2024	(1,963)
HUF	1,034,638	USD	2,968	BNP Paribas S.A.	4/19/2024	(130)
JPY	355,418,527	USD	2,448,988	HSBC Bank	4/19/2024	(61,203)
JPY	5,246,015	USD	35,936	UBS AG	4/19/2024	(692)
KRW	491,915,341	USD	370,452	Citibank N.A.	4/04/2024	(457)
NOK	2,198,119	USD	210,580	Deutsche Bank AG	4/19/2024	(3,394)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
NOK	3,029,521	USD	290,079	Merrill Lynch International	4/19/2024	$(4,530)
NOK	24,921,912	USD	2,399,475	State Street Bank Corp.	4/19/2024	(50,440)
NZD	380,622	USD	232,123	HSBC Bank	4/19/2024	(376)
NZD	19,231,484	USD	11,822,851	State Street Bank Corp.	4/19/2024	(113,478)
SEK	448,000	USD	43,794	State Street Bank Corp.	4/19/2024	(495)
SGD	81,797	USD	61,207	State Street Bank Corp.	4/19/2024	(294)
THB	72,398,888	USD	2,084,687	Barclays Bank PLC	4/03/2024	(66,621)
THB	16,018,061	USD	461,682	JPMorgan Chase Bank N.A.	4/03/2024	(15,190)
TWD	568,890	USD	18,335	Citibank N.A.	4/25/2024	(227)
USD	654,523	CNH	4,706,263	JPMorgan Chase Bank N.A.	4/19/2024	(377)
USD	58,170	CZK	1,380,060	UBS AG	4/19/2024	(668)
USD	960,660	EUR	890,750	Brown Brothers Harriman	4/19/2024	(3,867)
USD	289,418	EUR	268,107	Deutsche Bank AG	4/19/2024	(896)
USD	504,393	EUR	469,326	HSBC Bank	4/19/2024	(3,806)
USD	753,084	EUR	696,986	JPMorgan Chase Bank N.A.	4/19/2024	(1,632)
USD	678,822	EUR	628,817	State Street Bank Corp.	4/19/2024	(2,077)
USD	249,089	EUR	230,842	UBS AG	4/19/2024	(873)
USD	2,597	IDR	40,950,329	Barclays Bank PLC	5/06/2024	(4)
USD	697,806	JPY	103,935,982	Deutsche Bank AG	4/19/2024	(460)
USD	1,173,550	JPY	174,687,349	State Street Bank Corp.	4/19/2024	(40)
USD	4,720,058	KRW	6,276,968,792	JPMorgan Chase Bank N.A.	4/26/2024	(6,670)
USD	6,184,056	MXN	107,963,730	Barclays Bank PLC	4/19/2024	(104,191)
USD	1,414,337	MXN	24,447,868	Deutsche Bank AG	4/19/2024	(9,607)
USD	855,744	MXN	14,943,575	State Street Bank Corp.	4/19/2024	(14,630)
USD	529,296	MXN	9,144,411	UBS AG	4/19/2024	(3,312)
USD	289,981	THB	10,448,004	Barclays Bank PLC	4/03/2024	(1,250)
						$(593,227)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Schatz 2 yr	Short	EUR	203	$23,070,152	March – 2024	$205,493
Long Gilt 10 yr	Long	GBP	7	866,733	June – 2024	2,742
U.S. Treasury Bond 30 yr	Long	USD	9	1,073,250	June – 2024	4,749
						$212,984
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	86	$6,429,402	March – 2024	$(74,306)
Euro-Bobl 5 yr	Long	EUR	74	9,295,178	March – 2024	(88,137)
Euro-Bund 10 yr	Long	EUR	21	3,010,729	March – 2024	(31,344)
Euro-Buxl 30 yr	Long	EUR	3	431,758	March – 2024	(34,571)
Japan Government Bond 10 yr	Short	JPY	6	5,853,522	March – 2024	(59,292)
U.S. Treasury Note 10 yr	Short	USD	78	8,614,125	June – 2024	(27,100)
U.S. Treasury Note 2 yr	Short	USD	107	21,908,250	June – 2024	(17,796)
U.S. Treasury Note 5 yr	Short	USD	321	34,316,906	June – 2024	(66,287)
U.S. Treasury Ultra Bond 30 yr	Short	USD	84	10,741,500	June – 2024	(59,183)
U.S. Treasury Ultra Note 10 yr	Short	USD	4	456,687	June – 2024	(2,235)
						$(460,251)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	2,900,000	centrally cleared	11.095% / At Maturity	Average Daily BZDIOVRA / At Maturity	$6,743	$—	$6,743
1/02/26	BRL	2,900,000	centrally cleared	Average Daily BZDIOVRA / At Maturity	11.095% / At Maturity	11,572	(5,818)	5,754
1/03/28	BRL	5,800,000	centrally cleared	10.63% / Annually	Average Daily BZDIOVRA / Annually	(772)	3,121	2,349
3/21/29	CNY	13,310,000	centrally cleared	2.38% / Quarterly	CFRR / Quarterly	18,023	8,430	26,453
6/18/55	USD	1,800,000	centrally cleared	SOFR - 1 day / Annually	3.458% / Annually	19,469	—	19,469
						$55,035	$5,733	$60,768
Liability Derivatives
Interest Rate Swaps
1/02/26	BRL	2,900,000	centrally cleared	10.48% / At Maturity	Average Daily BZDIOVRA / At Maturity	$(72)	$—	$(72)
1/02/26	BRL	2,900,000	centrally cleared	Average Daily BZDIOVRA / At Maturity	10.48% / At Maturity	(1,554)	989	(565)
1/04/27	BRL	3,000,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	(161)	—	(161)
6/18/27	USD	16,600,000	centrally cleared	3.412% / Annually	SOFR - 1 day / Annually	(90,908)	—	(90,908)
						$(92,695)	$989	$(91,706)
Credit Default Swaps
12/20/28	EUR	1,885,000	centrally cleared	(1)	5.00% / Quarterly	$(48,716)	$(132,290)	$(181,006)
						$(141,411)	$(131,301)	$(272,712)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	130,000	Barclays Bank PLC	5.00% / Quarterly	(2)	$6,360	$16,450	$22,810
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Crossover Series 40 Index.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating,

Portfolio of Investments (unaudited) – continued
but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 29, 2024, the fund had liquid securities with an aggregate value of $2,316,574 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$311,295	$311,295
Luxembourg	—	182,104	—	182,104
United Kingdom	—	1,160	—	1,160
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	60,478,338	—	60,478,338
Non - U.S. Sovereign Debt	—	74,433,868	—	74,433,868
Municipal Bonds	—	1,229,495	—	1,229,495
U.S. Corporate Bonds	—	158,346,224	—	158,346,224
Residential Mortgage-Backed Securities	—	9,791,384	—	9,791,384
Commercial Mortgage-Backed Securities	—	4,578,028	—	4,578,028
Asset-Backed Securities (including CDOs)	—	6,571,886	—	6,571,886
Foreign Bonds	—	57,323,604	—	57,323,604
Mutual Funds	7,184,352	—	—	7,184,352
Total	$7,184,352	$372,936,091	$311,295	$380,431,738
Other Financial Instruments
Futures Contracts – Assets	$212,984	$—	$—	$212,984
Futures Contracts – Liabilities	(460,251)	—	—	(460,251)
Forward Foreign Currency Exchange Contracts – Assets	—	1,195,907	—	1,195,907
Forward Foreign Currency Exchange Contracts – Liabilities	—	(593,227)	—	(593,227)
Swap Agreements – Assets	—	83,578	—	83,578
Swap Agreements – Liabilities	—	(272,712)	—	(272,712)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/23	$219,045
Change in unrealized appreciation or depreciation	92,250
Balance as of 2/29/24	$311,295
At February 29, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,523,758	$37,681,074	$35,019,209	$(822)	$(449)	$7,184,352
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$104,249	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.